Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 18,926	£ 21,325	£ 19,277
Recognised in income and expense	(34)	1	(3)
Tax recognised in other comprehensive income	345	(445)	235
Ending balance	22,740	18,926	21,325
Other Reserves [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,591	1,392	1,209
Exchange differences	(188)	227	29
Net fair value gain on cash flow hedges	(368)	884	381
Recognised in income and expense	277	(938)	(230)
Fair value movement on available-for-sale assets	11	(3)	(2)
Tax recognised in other comprehensive income	1	29	5
Transfer to realised profit	(83)
Ending balance	1,241	1,591	1,392
Other Reserves [Member] | Cash Flow Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	127	173	55
Net fair value gain on cash flow hedges	(368)	884	381
Recognised in income and expense	277	(938)	(230)
Tax recognised in other comprehensive income	10	8	(33)
Transfer to realised profit	(83)
Ending balance	(37)	127	173
Other Reserves [Member] | Available-for-Sale Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	13	16	18
Fair value movement on available-for-sale assets	11	(3)	(2)
Ending balance	24	13	16
Other Reserves [Member] | Translation Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	593	345	278
Exchange differences	(188)	227	29
Tax recognised in other comprehensive income	(9)	21	38
Ending balance	396	593	345
Other Reserves [Member] | Merger and Other Reserves [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	858	858	858
Ending balance	£ 858	£ 858	£ 858